Risk	12 Months Ended
Dec. 31, 2021
Risk
Risk

27    Risk

(a)  Financial risk management

The Company monitors market, credit, and operational risks in line with the objectives in capital management and counts with the support, monitoring, and oversight of the Board of Directors in decisions related to capital management and its alignment with the objectives and risks. The Company monitors the effectiveness of the Company’s risk management.

The sensitivity analyses in the following sections relate to the position as of December 31, 2021.

Capital management

The Company’s objectives when managing capital are to:

●	maximize shareholder value;
●	safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders; and
●	maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or alter the capital structure, the Company may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

No changes were made in the objectives, policies, or processes for managing capital during the years ended December 31, 2021, 2020 and 2019.

(i)  Foreign exchange risk

Exposure

The Company’s exposure to foreign currency risk as of December 31, 2021 and 2020, was as follows:

	2021	2020
Cash and cash equivalents (Note 5)	154	28,327
Financial investments	—	542
Loans and financing	(654,864)	—

The Company does not operate outside Brazil and does not have exposure to foreign exchange risk on commercial transactions, i.e., revenues or expenses.

Sensitivity analysis

The sensitivity analysis as of December 31, 2021, consider three scenarios of U.S. dollar exchange rate variation, as follows:

●	Base scenario - exchange rate as of December 31, 2021 of R$ 5.5799 per US$ 1.00;
●	Scenario I - a 10% increase in the U.S. dollar exchange rate to R$6.1379; and
●	Scenario II - a 10% decrease in the U.S. dollar exchange rate to R$5.0219.

The table below set forth the sensitivity analysis as of December 31, 2021, for cash and cash equivalents and financial investments of US$ 28 thousand and for US$ 117,361 thousand of convertible notes, both denominated in U.S. dollar:

	Base scenario	Scenario I	Scenario II
	Exchange rate: R$ 5.5799	Exchange rate: R$ 6.1379	Exchange rate: R$ 5.0219
Finance income (costs)	—	R$ (65,472)	R$ 65,472

(ii)  Liquidity risk

Management of the Company has responsibility for mitigating liquidity risk. In order to achieve its goals, management regularly reviews the risk and maintains appropriate reserves, including bank credit facilities with first tier financial institutions. Management also continuously monitors projected and actual cash flows and the combination of the maturity profiles of the financial assets and liabilities.

The main requirements for financial resources used by the Company arise from the need to make payments for printing educational content, freight expenses, operating expenses, labor and social obligations, acquisition of interest in other entities and other operating disbursements.

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

	Less						More
	than 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	than 5
December 31, 2021	months	months	years	years	years	years	years	Total
Trade payables	103,292	—	—	—	—	—	—	103,292
Lease liabilities	6,018	14,104	16,972	4,620	1,005	349	50	43,118
Loans and financing	213,214	15,234	941,568	19,324	—	—	641,987	1,831,327
Derivative financial liabilities	—	—	—	—	—	—	223,561	223,561
Accounts payable to selling shareholders	379,501	420,052	540,470	307,836	20,690	237	—	1,668,786
	702,025	449,390	1,499,010	331,780	21,695	586	865,598	3,870,084

(iii)   Financial counterparty risk

This risk arises from the possibility that the Company may incur losses due to the default of its counterparties. To mitigate these risks, the Company adopts as practice the analysis of the financial and equity situation of its counterparties.

Counterparty credit limits, which take published credit ratings and other factors into account, are set to cover the Company’s total aggregate exposure to a single financial institution. Exposures and limits applicable to each financial institution are approved by our treasury within guidelines approved by the board and are reviewed on a regular basis.

(iv)   Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s investments with floating interest rates. The Company is mainly exposed to fluctuations in CDI interest rates on financial investments, related parties, accounts payable to selling shareholders and loans and financing.

Sensitivity analysis

The Company has a significant portion of its financial investments indexed to the CDI variation. According to the reference rates obtained from the website of the Brazilian Stock Exchange – B3 S.A. - Brasil, Bolsa, Balcão (“B3”) and projected for 12 months, as of December 31, 2021, the CDI rate was 12.36%.

As of December 31, 2021, the Company’s management estimated two scenarios of the CDI rates at +10% and -10%, which were used as a basis for the possible and remote scenarios, respectively. The table below shows a summary of the scenarios estimated by Management and the effect on profit before income taxes:

December 31, 2021	Exposure	+10%	-10%
Cash, bank deposits and cash equivalents	210,989	2,608	(2,608)
Financial investments	1,014,056	12,534	(12,534)
Accounts payable to selling shareholders	801,522	9,907	(9,907)
Related parties	11,390	141	(141)
Loans and financing	1,176,463	14,570	(14,570)

The Company performed evaluation of their fair value at the end of each year in order to account for any changes to it, as disclosed in Note 26. These derivatives, which are not publicly traded, have specific conditions that do not enable the Company to present a sensitivity analysis in relation to specific interest rates or market indexes.

Changes in liabilities arising from financing activities

		Change in	As of
	December 31,	accounting	January	Cash		December	Cash		December	Cash		December
	2018	practice	1, 2019	flows	Other	31, 2019	flows	Other	31, 2020	flows	Other	31, 2021
Leases	—	20,089	20,089	(5,259)	11,027	25,857	(10,610)	19,973	35,220	(19,023)	26,921	43,118
Loans and financing	—	—	—	97,011	1,550	98,561	183,860	28,698	311,119	1,448,208	72,000	1,831,327
Total	—	20,089	20,089	91,752	12,577	124,418	173,250	48,671	346,339	1,429,185	98,921	1,874,445